UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
11/30/15 (Unaudited)

CORPORATE BONDS AND NOTES (41.2%)(a)
		Principal amount	Value

Basic materials (4.5%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		$190,000	$186,200

ArcelorMittal SA sr. unsec. bonds 10.85s, 2019 (France)		105,000	111,563

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)		100,000	78,500

ArcelorMittal SA sr. unsec. unsub. notes 8s, 2039 (France)		65,000	49,083

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		125,000	130,313

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023		60,000	65,400

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		130,000	134,550

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023		125,000	128,125

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		140,000	148,400

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)		320,000	319,200

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025		40,000	29,900

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023		60,000	45,150

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		120,000	116,400

Coveris Holding Corp. 144A company guaranty sr. unsec. notes 10s, 2018		165,000	161,700

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021		95,000	94,050

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)		15,000	13,819

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		85,000	53,763

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		125,000	80,938

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		160,000	168,800

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020		80,000	90,400

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021		135,000	140,231

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		230,000	175,950

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		140,000	131,600

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		30,000	27,750

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018		55,000	37,367

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		55,000	57,200

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)		125,000	130,000

Mercer International, Inc. company guaranty sr. unsec. notes 7s, 2019 (Canada)		60,000	61,800

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)		5,000	1

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		60,000	55,800

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)		45,000	38,306

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)		145,000	144,638

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		240,000	233,400

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025		70,000	66,500

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		200,000	201,500

PQ Corp. 144A sr. notes 8 3/4s, 2018		70,000	69,300

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017		150,000	126,357

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033		80,000	82,400

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025		30,000	31,275

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020		75,000	83,250

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		100,000	103,500

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024		40,000	40,900

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022		35,000	35,525

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)		75,000	91,313

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		135,000	136,688

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019		25,000	25,875

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024		80,000	76,400

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		10,000	9,600

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021		20,000	19,450

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021		175,000	157,719

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023		35,000	33,819

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		20,000	20,950

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025		100,000	102,375

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023		140,000	130,900

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		175,000	178,063

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021		70,000	70,525

			5,334,481
Capital goods (3.7%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		325,000	336,375

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		200,000	221,500

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024		80,000	78,400

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022		165,000	166,856

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)		95,000	96,900

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022		85,000	82,875

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024		80,000	74,600

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022		55,000	55,550

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023		35,000	34,038

Berry Plastics Corp. 144A company guaranty notes 6s, 2022		45,000	46,463

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)		55,000	48,641

Bombardier, Inc. 144A unsec. notes 5 1/2s, 2018 (Canada)		15,000	14,213

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		150,000	163,125

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026		65,000	70,850

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		65,000	67,113

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022		350,000	260,750

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021		55,000	56,238

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		205,000	198,209

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		160,000	215,563

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 8 1/2s, 2020		25,000	26,000

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022		235,000	245,575

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		115,000	97,175

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022		65,000	66,463

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023		190,000	175,750

Oshkosh Corp. company guaranty sr. sub. unsec. notes 5 3/8s, 2025		105,000	104,475

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022		130,000	131,300

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018		155,000	161,588

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		205,000	205,513

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		95,000	97,375

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021		245,000	238,912

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021		85,000	89,038

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024		80,000	78,800

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020		105,000	103,703

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025		150,000	144,891

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022		150,000	147,188

			4,402,005
Communication services (5.0%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)		400,000	372,951

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		140,000	147,700

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		35,000	33,075

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		40,000	41,600

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		110,000	114,675

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		50,000	50,125

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		125,000	123,594

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022		35,000	36,943

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026		60,000	60,300

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023		100,000	94,940

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		25,000	24,781

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		185,000	170,894

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		30,000	27,713

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		175,000	181,344

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)		55,000	55,963

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024		70,000	59,325

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		50,000	47,125

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)		200,000	178,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		80,000	71,600

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021		10,000	8,563

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024		30,000	25,050

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025		110,000	107,800

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022		205,000	203,206

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020		40,000	40,100

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)		50,000	30,250

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		95,000	78,850

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)		95,000	35,625

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		180,000	70,200

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022		100,000	101,000

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		40,000	41,920

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		90,000	90,608

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		45,000	45,056

Numericable-SFR SAS 144A sr. notes 6s, 2022 (France)		200,000	197,500

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		80,000	80,700

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)	CAD	75,000	58,365

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		$65,000	69,462

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022		80,000	79,500

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020		35,000	36,532

Sprint Capital Corp. company guaranty 6 7/8s, 2028		260,000	187,200

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017		80,000	79,800

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020		60,000	49,650

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		115,000	124,200

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023		275,000	221,375

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021		265,000	214,650

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023		25,000	25,625

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021		45,000	46,575

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		140,000	143,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019		45,000	46,238

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025		220,000	218,900

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021		165,000	169,125

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		125,000	127,031

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023		40,000	40,200

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		195,000	196,219

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		180,000	163,350

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019		215,000	205,863

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)		200,000	193,000

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		200,000	159,500

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2023		185,000	137,363

			6,042,799
Consumer cyclicals (8.1%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		70,000	72,625

AMC Entertainment, Inc. 144A sr. unsec. notes 5 3/4s, 2025		65,000	65,488

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023		35,000	35,481

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022		130,000	127,725

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		105,000	114,272

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		106,000	63,600

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021		100,000	28,500

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		75,000	78,469

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		145,000	140,650

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		85,000	79,900

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024		160,000	161,200

CalAtlantic Group, Inc. company guaranty sr. unsec. notes 5 7/8s, 2024		55,000	57,475

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021		140,000	150,150

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019		80,000	84,100

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		30,000	30,450

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021		60,000	61,500

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		65,000	65,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023		65,000	63,700

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		15,000	15,750

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		190,000	184,300

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		330,000	325,875

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		55,000	17,325

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023		125,000	127,656

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023		125,000	125,547

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019		100,000	104,250

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023		45,000	46,688

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020		30,000	31,050

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021		200,000	215,560

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)		35,000	31,150

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045		20,000	19,058

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		80,000	68,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020		140,000	143,500

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018		40,000	41,050

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		185,000	191,938

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	170,000	128,571

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		$220,000	224,950

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019		130,000	94,250

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		95,000	99,038

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019		60,000	57,300

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		20,000	17,200

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		80,000	55,200

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		165,000	136,950

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		95,000	106,519

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		50,000	53,188

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022		75,000	78,563

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		45,000	46,238

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		125,000	124,688

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019		125,000	128,438

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021		40,000	41,900

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		210,000	215,513

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		110,000	114,950

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		160,000	155,600

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022		50,000	50,125

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020		110,000	114,916

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		125,000	125,313

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		70,000	79,589

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021		65,000	67,925

Navistar International Corp. sr. notes 8 1/4s, 2021		139,000	98,690

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028		140,000	134,750

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)		175,000	155,750

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021		60,000	53,550

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)		190,000	193,325

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021		125,000	129,375

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025		90,000	92,588

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024		55,000	56,788

Owens Corning company guaranty sr. unsec. notes 9s, 2019		38,000	44,388

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021		140,000	139,300

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		160,000	165,200

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		90,000	91,125

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		100,000	115,000

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025		45,000	43,650

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023		70,000	70,175

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022		70,000	71,050

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		54,000	56,565

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		135,000	142,425

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023		130,000	130,000

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018		35,000	27,825

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		340,000	261,800

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020		35,000	20,563

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022		95,000	91,675

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021		80,000	82,800

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021		45,000	45,225

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		45,000	43,988

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024		130,000	134,388

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		205,000	214,738

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		220,000	225,214

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022		5,000	5,350

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		10,000	10,700

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		65,000	67,031

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024		110,000	114,675

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		180,000	169,200

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		45,000	43,369

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		75,000	75,188

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023		15,000	14,906

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		60,000	62,250

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019		15,000	15,600

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021		30,000	30,150

Townsquare Media, Inc. 144A sr. unsec. notes 6 1/2s, 2023		35,000	32,988

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		160,000	160,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021		30,000	30,675

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025		30,000	28,988

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		180,000	187,200

			9,666,086
Consumer staples (2.7%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024		200,000	204,000

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		45,000	45,900

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		40,000	39,300

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)		45,000	45,450

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)		230,000	238,625

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		180,000	163,350

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022		180,000	172,800

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		195,000	153,075

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		95,000	95,594

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		105,000	108,938

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		115,000	127,650

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		205,000	194,494

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)		25,000	24,313

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023		90,000	93,038

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		175,000	119,875

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)		40,000	41,900

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		135,000	140,400

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		35,000	36,400

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		35,000	35,656

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020		220,000	233,475

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		55,000	54,175

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021		90,000	86,963

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021		165,000	163,350

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023		80,000	84,800

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		16,000	16,780

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022		30,000	32,250

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024		20,000	20,212

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025		85,000	84,894

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023		125,000	130,313

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		115,000	85,675

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		130,000	138,288

			3,211,933
Energy (3.5%)

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022		85,000	77,350

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		65,000	60,288

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021		90,000	82,800

Archrock Partners, LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022		160,000	136,000

Archrock Partners, LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2021		70,000	60,550

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)		85,000	69,488

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)		15,000	12,488

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024		265,000	159,000

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020		70,000	44,625

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		125,000	30,000

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)		90,000	43,200

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023		195,000	82,875

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022		60,000	25,388

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		115,000	48,300

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		120,000	122,100

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		140,000	135,800

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		50,000	48,500

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		140,000	91,700

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		65,000	41,275

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022		35,000	21,700

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		75,000	22,125

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		60,000	48,600

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		30,000	24,300

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		70,000	63,700

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020		40,000	12,600

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		235,000	71,675

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020		60,000	46,200

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020		90,000	92,700

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022		30,000	28,725

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024		45,000	40,472

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		135,000	39,150

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		85,000	82,875

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		115,000	29,900

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		25,000	4,735

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019		26,000	6,208

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020		134,000	82,410

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)		45,000	2

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)		120,000	36,600

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		210,000	204,750

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026		65,000	59,313

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023		50,000	42,750

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022		225,000	192,938

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)		55,000	15,400

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022		115,000	20,988

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024		185,000	33,763

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022		55,000	46,200

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		65,000	53,625

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023		230,000	212,175

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016		130,000	132,600

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020		45,000	44,775

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020 (In default)(NON)		245,000	613

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020		130,000	49,400

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)		65,000	57,363

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)		120,000	115,500

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022		105,000	16,931

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		50,000	48,625

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		20,000	19,200

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		30,000	13,838

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022		55,000	23,100

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		150,000	117,000

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		230,000	212,750

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		71,000	72,016

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		35,000	34,912

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		240,000	211,200

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		65,000	55,088

			4,233,217
Financials (5.4%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		185,000	183,150

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017		90,000	94,950

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031		175,000	208,688

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020		60,000	69,672

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		50,000	57,500

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		60,000	60,413

Ally Financial, Inc. unsec. sub. notes 8s, 2018		65,000	72,391

American International Group, Inc. jr. sub. FRB 8.175s, 2058		100,000	131,625

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		55,000	55,275

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity		50,000	52,813

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)		105,000	107,363

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025		50,000	50,927

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		75,000	75,513

CIT Group, Inc. sr. unsec. notes 5s, 2023		65,000	65,975

CIT Group, Inc. sr. unsec. notes 5s, 2022		100,000	102,125

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		80,000	84,400

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019		45,000	45,056

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		135,000	143,944

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		185,000	193,788

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity		25,000	24,791

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		125,000	56,250

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		90,000	91,575

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		65,000	66,300

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019		75,000	15,750

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021		110,000	108,075

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023		50,000	50,500

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020		160,000	104,800

Dresdner Funding Trust I 144A bonds 8.151s, 2031		110,000	135,163

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022		90,000	95,175

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023		105,000	107,625

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066		50,000	19,000

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)		70,000	67,200

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021		155,000	148,800

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020		215,000	221,181

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022		95,000	96,485

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		80,000	86,200

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022		60,000	64,950

iStar, Inc. sr. unsec. notes 5s, 2019(R)		5,000	4,850

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		75,000	87,750

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)	GBP	100,000	261,308

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		$249,000	267,924

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		50,000	52,125

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)		125,000	129,844

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020		100,000	97,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		85,000	76,925

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		110,000	114,928

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019		105,000	94,500

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		135,000	141,413

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021		90,000	92,025

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		30,000	30,225

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		140,000	126,700

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		155,000	149,188

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)		100,000	104,750

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648s, perpetual maturity (United Kingdom)		265,000	329,925

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019		45,000	44,208

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021		30,000	31,800

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		125,000	124,298

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020		90,000	89,100

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018		170,000	130,900

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024		175,000	173,688

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		125,000	122,500

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021		90,000	71,100

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023		120,000	117,876

			6,482,238
Health care (3.8%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021		155,000	159,650

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		75,000	73,500

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023		210,000	174,825

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)		20,000	20,125

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		110,000	107,388

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021		150,000	151,500

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		40,000	40,800

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022		25,000	24,188

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)		175,000	151,375

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		165,000	134,888

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)		135,000	136,350

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022		165,000	157,575

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023		100,000	95,000

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022		125,000	126,406

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019		65,000	65,650

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025		35,000	34,388

HCA, Inc. sr. notes 6 1/2s, 2020		275,000	303,875

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		30,000	33,638

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023		135,000	129,600

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)		85,000	84,894

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018		165,000	160,050

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)		125,000	106,875

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		75,000	75,375

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)		85,000	85,923

Service Corporation International sr. unsec. notes 7s, 2017		65,000	69,225

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024		255,000	267,113

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022		125,000	130,781

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023		110,000	110,138

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021		40,000	39,500

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021		60,000	58,950

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		225,000	237,938

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020		140,000	148,750

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020		25,000	25,250

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.837s, 2020		110,000	108,488

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020		20,000	18,600

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020		150,000	137,438

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021		10,000	8,725

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		55,000	47,163

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025		100,000	86,500

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023		110,000	95,150

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020		110,000	98,450

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020		210,000	218,314

			4,540,311
Technology (1.8%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		75,000	78,188

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		300,000	99,000

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		285,000	224,438

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025		75,000	71,813

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		195,000	203,775

First Data Corp. 144A company guaranty sr. unsec. notes 7s, 2023		165,000	166,444

First Data Corp. 144A notes 5 3/4s, 2024		120,000	120,000

First Data Corp. 144A sr. notes 5 3/8s, 2023		105,000	107,035

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021		60,000	62,025

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022		70,000	74,689

Infor US, Inc. 144A sr. notes 5 3/4s, 2020		60,000	60,150

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022		195,000	173,063

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)		105,000	110,185

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)		45,000	47,205

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022		105,000	105,602

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023		90,000	84,600

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		170,000	172,975

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		140,000	86,800

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022		145,000	155,150

			2,203,137
Transportation (0.3%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		135,000	121,838

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		235,000	233,825

			355,663
Utilities and power (2.4%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		85,000	94,138

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		270,000	241,650

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021		145,000	149,350

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023		45,000	40,388

Calpine Corp. sr. unsec. notes 5 3/4s, 2025		225,000	210,656

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		30,000	31,200

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024		25,000	25,750

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037		95,000	89,680

DPL, Inc. sr. unsec. notes 6 1/2s, 2016		28,000	28,490

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		10,000	9,639

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019		180,000	175,838

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024		80,000	76,000

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022		40,000	46,594

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020		107,000	111,815

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023		50,000	38,250

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		65,000	51,025

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020		225,000	191,250

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031		100,000	77,500

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021		145,000	123,250

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		125,000	105,625

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		25,000	22,125

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		325,000	324,188

NRG Energy, Inc. company guaranty sr. unsec. notes 6 1/4s, 2022		30,000	27,750

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024		90,000	81,857

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		140,000	140,748

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		75,000	71,203

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022		55,000	52,600

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		80,000	72,454

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022		130,000	124,150

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)		60,000	20,850

			2,856,013

Total corporate bonds and notes (cost $53,536,484)			$49,327,883

CONVERTIBLE BONDS AND NOTES (33.7%)(a)
		Principal amount	Value

Basic materials (0.3%)

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)		$355,000	$347,900

			347,900
Capital goods (0.4%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)		740,000	498,113

			498,113
Communication services (1.1%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040		199,000	201,239

Powerwave Technologies, Inc. cv. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)		1,160,000	116

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018		1,075,000	1,097,844

			1,299,199
Consumer cyclicals (6.7%)

CalAtantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1 5/8s, 2018		480,000	682,800

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032		365,000	429,559

Jarden Corp. cv. sr. unsec. bonds company guaranty 1 1/8s, 2034		710,000	805,850

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020		344,000	793,995

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 3/4s, 2043		833,000	1,277,093

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031		890,000	466,138

Macquarie Infrastructure Corp. cv. sr. unsec. sub. notes 2 7/8s, 2019		815,000	934,703

Navistar International Corp. cv. sr. unsec. sub. bonds 4 3/4s, 2019		644,000	467,303

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018		510,000	718,781

Tesla Motors, Inc. cv. sr. unsec. notes 1 1/4s, 2021		1,570,000	1,425,756

			8,001,978
Consumer staples (0.8%)

Vector Group, Ltd. cv. sr. unsec. FRN 2 1/2s, 2019		585,000	947,852

			947,852
Energy (2.9%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038		2,310,000	1,039,500

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019		1,195,000	861,894

Energy XXI, Ltd. cv. sr. unsec. bonds 3s, 2018 (acquired various dates from 11/19/13 to 1/24/14, cost $446,469)(RES)		451,000	54,120

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019		377,000	278,509

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3s, 2028		621,000	491,754

Stone Energy Corp. cv. company guaranty sr. unsec. notes 1 3/4s, 2017		840,000	759,150

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(F)(NON)		500,000	13,750

			3,498,677
Financials (4.7%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016		627,000	629,351

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)		511,000	541,021

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018		656,000	763,420

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016		453,000	460,644

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		330,000	387,956

Prospect Capital Corp. cv. sr. unsec. bonds 5 7/8s, 2019		595,000	585,331

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017		430,000	566,256

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)		631,000	647,958

TCP Capital Corp. cv. sr. unsec. bonds 5 1/4s, 2019 (acquired 6/11/14, cost $827,000)(RES)		827,000	819,764

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019		312,000	212,745

			5,614,446
Health care (5.4%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016		694,000	705,711

Aegerion Pharmaceuticals, Inc. cv. sr. unsec. bonds 2s, 2019		566,000	383,465

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018		720,000	775,800

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)		763,000	61,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)		445,000	31,150

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016		225,000	1,052,719

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043		709,000	772,810

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)		880,000	1,222,650

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1 7/8s, 2021 (Ireland)		951,000	1,027,080

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018		370,000	396,363

			6,428,788
Technology (10.2%)

Avid Technology, Inc. 144A cv. sr. unsec. notes 2s, 2020		274,000	176,730

Brocade Communications Systems, Inc. cv. sr. unsec. notes 1 3/8s, 2020		365,000	353,822

Ciena Corp. cv. sr. unsec. notes 4s, 2020		618,000	898,031

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029		570,000	739,931

Jazz Technologies, Inc. cv. company guaranty sr. unsec. bonds 8s, 2018		223,000	376,034

Microchip Technology, Inc. 144A cv. sr. unsec. sub. notes Ser. G, 1 5/8s, 2025		560,000	577,850

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033		765,000	1,190,053

Micron Technology, Inc. cv. sr. unsec. unsub. bonds 3s, 2043		890,000	811,013

Novatel Wireless, Inc. 144A cv. sr. unsec. unsub. notes 5 1/2s, 2020		169,000	124,215

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2 5/8s, 2041		370,000	852,388

NVIDIA Corp. cv. sr. unsec. bonds 1s, 2018		750,000	1,203,281

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026		442,000	521,008

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018		970,000	1,112,469

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 1/4s, 2018		650,000	847,844

SanDisk Corp. cv. sr. unsec. bonds 1/2s, 2020		315,000	325,434

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017		209,000	319,639

TTM Technologies, Inc. cv. sr. unsec. notes 1 3/4s, 2020		435,000	433,641

Twitter, Inc. cv. sr. unsec. unsub. bonds 1s, 2021		405,000	345,769

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 2018		1,130,000	1,125,763

			12,334,915
Transportation (1.2%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. notes 2 1/4s, 2022		348,000	294,060

Echo Global Logistics, Inc. cv. sr. unsec. notes 2 1/2s, 2020		385,000	357,809

Scorpio Tankers, Inc. 144A cv. sr. unsec. notes 2 3/8s, 2019		747,000	734,394

			1,386,263

Total convertible bonds and notes (cost $42,457,543)			$40,358,131

CONVERTIBLE PREFERRED STOCKS (21.1%)(a)
		Shares	Value

Basic materials (1.2%)

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.		20,158	$652,615

Smurfit-Stone Container Corp. escrow zero % cv. pfd.(F)		65,720	657

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)		15,650	831,406

			1,484,678
Capital goods (0.3%)

Stericycle, Inc. $5.25 cv. pfd.(NON)		3,866	353,159

			353,159
Communication services (4.5%)

American Tower Corp. $5.50 cv. pfd.(R)		13,085	1,346,119

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.		21,872	1,083,346

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)		7,164	763,897

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.		7,485	722,303

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.		1,405	424,310

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.		17,339	1,076,405

			5,416,380
Consumer cyclicals (3.2%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)		37,550	939,336

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (United Kingdom)(NON)		15,943	1,884,303

Stanley Black & Decker, Inc. $6.25 cv. pfd.		8,385	1,008,799

			3,832,438
Consumer staples (0.9%)

Tyson Foods, Inc. $2.375 cv. pfd.		18,767	1,077,226

			1,077,226
Energy (0.6%)

Chesapeake Energy Corp. 144A 5.75% cv. pfd.		1,338	314,992

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.		610	68,625

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.		11,845	284,872

			668,489
Financials (6.4%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)		22,100	616,382

AMG Capital Trust II $2.575 cv. pfd.		21,285	1,250,494

Banc of California, Inc. $4.00 cv. pfd.		8,217	567,466

Bank of America Corp. Ser. L, 7.25% cv. pfd.		1,718	1,915,570

EPR Properties Ser. C, $1.438 cv. pfd.(R)		37,670	872,885

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)		12,175	649,536

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.		960	1,120,800

Welltower, Inc. Ser. I, $3.25 cv. pfd.(R)		12,177	717,682

			7,710,815
Health care (2.5%)

Alere, Inc. Ser. B, 3.00% cv. pfd.		1,410	421,943

Allergan PLC Ser. A, 5.50% cv. pfd.		1,995	2,089,403

Anthem, Inc. $2.63 cv. pfd.		12,115	531,122

			3,042,468
Utilities and power (1.5%)

Dominion Resources, Inc./VA $3.188 cv. pfd.		14,543	704,463

Dynegy, Inc. Ser. A, $5.375 cv. pfd.		3,886	240,271

El Paso Energy Capital Trust I $2.375 cv. pfd.		1,069	48,940

Exelon Corp. $3.25 cv. pfd.		18,828	752,367

			1,746,041

Total convertible preferred stocks (cost $26,270,350)			$25,331,694

COMMON STOCKS (0.7%)(a)
		Shares	Value

Ally Financial, Inc.(NON)		5,565	$111,077

Berry Plastics Group, Inc.(NON)		2,600	94,536

CIT Group, Inc.		1,606	68,994

Connacher Oil and Gas, Ltd. (Canada)(NON)		2,338	555

DISH Network Corp. Class A(NON)		1,525	95,633

Eldorado Resorts, Inc.(NON)		4,445	43,072

EP Energy Corp. Class A(NON)		5,301	30,004

General Motors Co.		1,650	59,730

Hilton Worldwide Holdings, Inc.		2,130	49,459

Live Nation Entertainment, Inc.(NON)		3,145	79,852

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)		5,612	56

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)		5,612	56

Penn National Gaming, Inc.(NON)		6,025	96,099

Seventy Seven Energy, Inc.(NON)		2,750	3,053

Spectrum Brands Holdings, Inc.		655	62,035

Total common stocks (cost $951,464)			$794,211

SENIOR LOANS (0.2%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017		$203,234	$182,699

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022		45,000	44,817

Total senior loans (cost $242,372)			$227,516

PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.		88	$88,440

M/I Homes, Inc. Ser. A, $2.438 pfd.		2,305	58,294

Total preferred stocks (cost $130,926)			$146,734

SHORT-TERM INVESTMENTS (3.1%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.16%(AFF)		3,761,630	$3,761,630

Total short-term investments (cost $3,761,630)			$3,761,630

TOTAL INVESTMENTS

Total investments (cost $127,350,769)(b)			$119,947,799

FORWARD CURRENCY CONTRACTS at 11/30/15 (aggregate face value $408,818) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A.
	British Pound	Sell	12/16/15	$225,014	$228,724	$3,710
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/20/16	128,195	129,341	1,146
WestPac Banking Corp.
	Canadian Dollar	Sell	1/20/16	50,320	50,753	433

Total						$5,289

Key to holding's currency abbreviations
CAD	Canadian Dollar
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through November 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $119,860,771.
(b)	The aggregate identified cost on a tax basis is $127,861,422, resulting in gross unrealized appreciation and depreciation of $6,747,448 and $14,661,071, respectively, or net unrealized depreciation of $7,913,623.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $873,884, or 0.7% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$3,016,424	$4,385,575	$3,640,369	$1,051	$3,761,630
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$94,536	$—	$—
Communication services	95,633	—	—
Consumer cyclicals	328,212	—	—
Consumer staples	62,035	—	—
Energy	33,612	—	112
Financials	180,071	—	—
Total common stocks	794,099	—	112
Convertible bonds and notes	—	40,252,075	106,056
Convertible preferred stocks	815,994	24,515,043	657
Corporate bonds and notes	—	49,327,880	3
Preferred stocks	—	146,734	—
Senior loans	—	227,516	—
Short-term investments	3,761,630	—	—

Totals by level	$5,371,723	$114,469,248	$106,828

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$5,289	$—

Totals by level	$—	$5,289	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$5,289	$—

Total	$5,289	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$440,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$3,710	$1,146	$433	$5,289

	Total Assets	$3,710	$1,146	$433	$5,289

	Liabilities:
	Forward currency contracts#	$—	$—	$—	$—

	Total Liabilities	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$3,710	$1,146	$433	$5,289
	Total collateral received (pledged)##†	$—	$—	$—
	Net amount	$3,710	$1,146	$433

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2016